Fair Value Measurements - Summary Of Fair Value Measurement Inputs And Valuation Techniques (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Exercise price
Risk free interest rate	3.01%	1.29%
Expected term (years)	5 years	5 years 1 month 6 days
Expected volatility	25.50%	15.90%
Exercise price	$ 11.5	$ 11.5
Dividend yield	0.00%	0.00%
Expected stock price at De-SPAC	$ 6.2	$ 8.66
Probability weighted average of additional shares to be issued for the forward contract		4,600,000